Investment In Oxford City Football Club (Trading) Limited (Tables)	12 Months Ended
Jun. 30, 2014
Investment In Oxford City Football Club (Trading) Limited [Abstract]
Schedule of carrying value of investment

Carrying value of investment on June 30, 2013	$162,814
Gain on remeasurement of equity investment	10,600
Elimination of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited on July 1, 2013	(173,414)
Carrying value of investment on June 30, 2014	$—